Mineral Properties, Plant and Equipment, Exploration and Evaluation	12 Months Ended
Dec. 31, 2019
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Abstract]
Mineral Properties, Plant and Equipment, Exploration and Evaluation
11.	MINERAL PROPERTIES, PLANT AND EQUIPMENT, EXPLORATION AND EVALUATION

	Note	Mineral properties (1)	Plant and equipment (2)(3)	Exploration and evaluation	Total
Cost
At January 1, 2019		$242,662	$156,930	$116,627	$516,219
Expenditures		140	51,941	3,244	55,325
Change in reclamation obligation	20	(3,240)	-	-	(3,240)
Adjustment on initial application of IFRS 16	3	-	557	-	557
At December 31, 2019		239,562	209,428	119,871	568,861
Accumulated depreciation, depletion, disposals and impairment
At January 1, 2019		171,326	107,866	8,678	287,870
Depreciation and depletion		3,355	5,458	-	8,813
Disposals (6)		-	3,783	-	3,783
Impairment (4)(5)	5	26,341	16,864	76,313	119,518
At December 31, 2019		201,022	133,971	84,991	419,984
Carrying amount at December 31, 2019		$38,540	$75,457	$34,880	$148,877

	Note	Mineral properties (1)	Plant and equipment (2)(3)	Exploration and evaluation	Total
Cost
At January 1, 2018		$190,670	$121,575	$101,185	$413,430
Expenditures		8,850	4,658	15,442	28,950
Rye Patch acquisition	6	40,716	30,697	-	71,413
Change in reclamation obligation	20	2,426	-	-	2,426
At December 31, 2018		242,662	156,930	116,627	516,219
Accumulated depreciation, depletion and impairment
At January 1, 2018		162,035	93,593	8,678	264,306
Depreciation and depletion		9,291	5,310	-	14,601
Impairment (4)	5	-	8,963	-	8,963
At December 31, 2018		171,326	107,866	8,678	287,870
Carrying amount at December 31, 2018		$71,336	$49,064	$107,949	$228,349

(1)	At December 31, 2019, mineral properties included deferred stripping costs with a carrying value of $1,596 (December 31, 2018 - $13,229).
(2)	Plant and equipment includes construction-in-progress assets of $9,866 (December 31, 2018 - $1,958).
(3)

For the year ended December 31, 2019, plant and equipment includes right-of-use assets (notes 3 and 15) with a cost basis of $42,270 (December 31, 2018 - $nil) and depreciation expense of $1,019 (years ended December 31, 2018 and 2017 - $nil), resulting in a carrying value of $41,251 (December 31, 2018 - $nil). For the year ended December 31, 2019, the Company incurred $470 of expenses related to short-term and low-value contractual arrangements.

(4)

The El Sauzal Plant had a carrying value of $13,963. During the year ended December 31, 2018, the Company estimates that the fair value of the El Sauzal Plant was $5,000 and recognized an impairment of  $8,963. During the year December 31, 2019, the Company reassessed the carrying value of the El Sauzal Plant and determined that its fair value less cost of disposal based on external market information exceeded its carrying value and recognized an additional impairment charge in the amount of $3,000. Management’s fair value estimate is classified as Level 2 in the fair value hierarchy.

(5)

During the year ended December 31, 2019, the Company assessed the carrying value of certain equipment at the Florida Canyon Mine for impairment. As a result, the Company recognized an impairment charge in the amount of $2,253 (year ended December 31, 2018 - $nil).

(6)

During the year ended December 31, 2019, Florida Canyon haul trucks were sold with a carrying value of $3,783 for cash consideration of $3,000 resulting in a realized loss of $783. At December 31, 2019, the Company received $2,000 of the sale proceeds. Subsequent to December 31, 2019, the Company received the remaining $1,000.

a)	Carrying amount by segment

	Mineral properties	Plant and equipment	Exploration and evaluation	Total
At December 31, 2019
Florida Canyon Mine	$34,736	$71,179	$-	$105,915
San Francisco Mine	3,804	1,402	-	5,206
Ana Paula Project	-	400	34,571	34,971
Other	-	2,476	309	2,785
	$38,540	$75,457	$34,880	$148,877

	Mineral properties	Plant and equipment	Exploration and evaluation	Total
At December 31, 2018
Florida Canyon Mine	$41,776	$29,472	$-	$71,248
San Francisco Mine	29,560	13,024	1,634	44,218
Ana Paula Project	-	1,452	106,164	107,616
Other	-	5,116	151	5,267
	$71,336	$49,064	$107,949	$228,349

b)	Mineral properties

The Florida Canyon Mine is located in Nevada, US. Commercial production was declared on January 1, 2018.

The San Francisco Mine is located in Santa Ana, Sonora, Mexico which is formed by several adjacent claims. Commercial production began at San Francisco in April 2010.

c)	Exploration and evaluation

The Company holds and is exploring a number of mineral properties in the US and Mexico which are included in exploration and evaluation.

i.	Rye Patch properties

The Company has title to the Garden Gate Pass and Panther Canyon claims located in the state of Nevada, US.

ii.	San Francisco Mine properties

The Company has title to the Patricia, Norma, Los Carlos, Pima, TMC, and Dulce claims located in the state of Sonora, Mexico.

iii.	Ana Paula Project

On May 26, 2015, the Company acquired Newstrike Capital Inc. and its primary asset the Ana Paula Project in Guerrero, Mexico.

d)  Royalties

The Florida Canyon Mine production is subject to two royalties payable to third parties. A 2.5% net smelter royalty (“NSR”) payable to Able & York International Corporation, LLC, and a 3.0% NSR payable to Maverix Metals Inc. (“Maverix”) (note 28).